Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases
Schedule of operating lease obligations

Twelve Months Ending December 31,	Operating Lease Amount
	RMB	USD
2026	543,288	77,295
2027	243,281	34,612
2028	-	-
2029	-	-
2030	-	-
Thereafter	-	-
Total lease payments	786,569	111,907
Less: Interest	14,677	2,088
Present value of lease liabilities	771,892	109,819